Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of earnings per common share and diluted earnings per common share
The calculation of earnings per common share (EPS) and diluted EPS for 2014, 2013 and 2012 is presented below. For more information on the calculation of EPS, see Note 1 – Summary of Significant Accounting Principles.

(Dollars in millions, except per share information; shares in thousands)	2014	2013	2012
Earnings per common share
Net income	$4,833	$11,431	$4,188
Preferred stock dividends	(1,044)	(1,349)	(1,428)
Net income applicable to common shareholders	3,789	10,082	2,760
Dividends and undistributed earnings allocated to participating securities	—	(2)	(2)
Net income allocated to common shareholders	$3,789	$10,080	$2,758
Average common shares issued and outstanding	10,527,818	10,731,165	10,746,028
Earnings per common share	$0.36	$0.94	$0.26

Diluted earnings per common share
Net income applicable to common shareholders	$3,789	$10,082	$2,760
Add preferred stock dividends due to assumed conversions	—	300	—
Dividends and undistributed earnings allocated to participating securities	—	(2)	(2)
Net income allocated to common shareholders	$3,789	$10,380	$2,758
Average common shares issued and outstanding	10,527,818	10,731,165	10,746,028
Dilutive potential common shares (1)	56,717	760,253	94,826
Total diluted average common shares issued and outstanding	10,584,535	11,491,418	10,840,854
Diluted earnings per common share	$0.36	$0.90	$0.25

(1)	Includes incremental dilutive shares from restricted stock units, restricted stock, stock options and warrants.